Capital Transactions (Details Narrative) (10Q) - USD ($)							3 Months Ended		12 Months Ended
	Mar. 16, 2017	Feb. 01, 2017	Jan. 23, 2017	Oct. 28, 2016	Mar. 04, 2016	Jan. 15, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Share based compensation							$ 81,959	$ 121,455	$ 416,532	$ 611,557
Number of stock option issued									775,000
Company And Selling Stockholders [Member]
Number of common stock shares issued during the period			8,823,530
Shares issued price per share			$ 0.34
Gross proceeds from private placement			$ 3,000,000
Selling Stockholders [Member]
Number of common stock shares issued during the period		11,764,713
Shares issued price per share		$ 0.34
Gross proceeds from private placement		$ 4,000,000
Offering cost							17,000
Three Executive Officers [Member]
Number of common stock shares issued for bonus fully vested	600,000
Exercise price per share	$ 0.56
Share based compensation							$ 336,000
Former Employee [Member]
Exercise price per share				$ 0.22	$ 0.15	$ 0.22
Number of stock option issued				140,268	47,727	128,000	35,000
Number of Shares Exercised during the period				300,000	150,000	200,000	22,475